INTANGIBLE ASSETS AND GOODWILL (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 09, 2023
Finite-Lived Intangible Assets [Line Items]
Increase in gross intangible assets	$ 1,721,325	$ 1,616,213	$ 1,243,625
Finite lived intangible assets	1,109,416	1,088,645	987,292
Capitalized direct costs	$ 105,112	372,588
Amortization of intangible assets		$ 271,235	$ 180,933
Safe Pro AI LLC [Member] | Spotlight AI [Member]
Finite-Lived Intangible Assets [Line Items]
Increase in gross intangible assets				$ 545,625
Finite lived intangible assets				$ 545,625